Net income from financial instruments measured at fair value through profit and loss - HSBC Holdings – Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 7,744	$ 9,582	$ 10,231
Changes in fair value of designated debt and related derivatives	[1]	(182)	231	90
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		798	455	812
Net income/expense from financial instruments measured at fair value through profit and loss		12,413	12,349	14,611
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		110	801	1,477
Changes in fair value of designated debt and related derivatives	[2]	349	(326)	(360)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		(420)	1,141	1,659
Net income/expense from financial instruments measured at fair value through profit and loss		39	1,616	2,776
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(2,811)	2,619	2,561
Derivatives managed in conjunction with HSBC’s issued debt securities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(625)	694	764
Other changes in fair value
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		2,629	(2,388)	(2,471)
Other changes in fair value | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		974	(1,020)	(1,124)
Trading securities
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		6,668	11,074	16,121
Trading securities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		87	(336)	(559)
Other instruments managed on a fair value basis
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		1,076	(1,492)	(5,890)
Other instruments managed on a fair value basis | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 23	$ 1,137	$ 2,036

[1]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[2]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.